FINANCIAL INCOME AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Income And Expenses [Abstract]
Schedule of Financial Income and Expenses

	Six month period ended
	June 30, 2022 US$‘000	June 30, 2021 US$‘000
Financial income:
Fair value adjustments of derivative financial instruments	-	1,017
Interest income	-	2
	-	1,019

Financial expense:
Interest on leases	(330)	(415)
Penalty for early repayment of senior secured term loan (Note 11)	(3,450)	-
Loss on disposal of exchangeable notes (Note 11)	(9,678)	-
Cash interest on convertible & exchangeable notes	(341)	(1,998)
Cash interest on senior secured term loan (Note 11)	(3,647)	-
Accretion interest on convertible & exchangeable notes (Note 11)	(204)	(323)
Accretion on senior secured term loan (Note 11)	(2,461)	-
Fair value adjustments of derivative financial instruments (Note 11)	(192)	-
	(20,303)	(2,736)
Net Financing Expense	(20,303)	(1,717)